Pension, Health Care and Postretirement Benefits Other Than Pensions - Summary of the Components of Net Periodic Benefit Cost and Cumulative Other Comprehensive Loss Related to Postretirement Benefits Other than Pensions (Details) - Postretirement Benefits Other than Pensions - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Net pension cost (credit):
Service cost	$ 1,994	$ 2,105	$ 2,244
Interest cost	10,178	10,749	11,009
Amortization of actuarial losses	2,326	32
Amortization of prior service credit	(6,569)	(6,579)	(6,578)
Net periodic benefit cost	7,929	6,307	6,675
Settlement credit		(9,332)
Net pension cost	7,929	(3,025)	6,675
Other changes in projected benefit obligation recognized in Cumulative other comprehensive loss (before taxes):
Net actuarial (gain) loss arising during the year	(9,047)	11,637	7,548
Prior service cost arising during the year	(78)
Amortization of actuarial losses	(2,326)	(32)
Settlement cost		9,332
Amortization of prior service credit	6,569	6,579	6,578
Total recognized in Cumulative other comprehensive loss	(4,882)	27,516	14,126
Total recognized in net pension cost and Cumulative other comprehensive loss	$ 3,047	$ 24,491	$ 20,801